Federated Clover Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2015
In the section entitled “Fund Management,” please replace the current language with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp. operating primarily through its Federated Clover Investment Advisors division.
Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009.
Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009.”
July 1, 2016
Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453253 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Clover Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2015
1. In the section entitled “Fund Management,” please replace the current language with the following:
“The Fund's Investment Adviser is Federated Global Investment Management Corp. operating primarily through its Federated Clover Investment Advisors division.
Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009.
Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009.”
2. In the section entitled “Who Manages the Fund?,” under the heading entitled “Portfolio Management Information,” please replace the current language with the following:
“Matthew P. Kaufler
Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009. He is Vice President of the Fund's Adviser. He provides research on the Information Technology and Consumer Discretionary sectors and is jointly responsible for the day-to-day management of the Fund and development of the investment strategy for the Fund. Prior to joining Federated, Mr. Kaufler was employed by Clover Capital Management, Inc. (“Clover”), where he co-managed Clover's all cap value investment strategy. Mr. Kaufler joined Clover in 1991 and was a senior member of Clover's research team. Mr. Kaufler also worked in the trust investment division at Chase Manhattan Bank and in the brokerage industry prior to his employment with Clover. Mr. Kaufler received his B.S. in Business from the New York Institute of Technology and earned an M.B.A. from the Rochester Institute of Technology. Mr. Kaufler is the recipient of the Financial Executives Institute award for academic excellence. He has received the Chartered Financial Analyst designation.
Paul W. Spindler
Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009. He is Vice President of the Fund's Adviser. He provides research on the Utility and Energy sectors and is jointly responsible for the day-to-day management of the Fund and development of the investment strategy for the Fund. Prior to joining Federated, Mr. Spindler was employed by Clover, where he comanaged Clover's all cap value investment strategy. Mr. Spindler joined Clover in 1988 and served on Clover's research team. Mr. Spindler earned his B.S. in Business from the Rochester Institute of Technology and his M.B.A. from The Ohio State University. Mr. Spindler has received the Chartered Financial Analyst designation.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts and ownership of securities in the Fund.”
July 1, 2016

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453250 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Clover Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2015
In the section entitled “Who Manages and Provides Services to the Fund,” under the heading entitled “Portfolio Manager Information,” please replace the current language with the following:
“As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible in calculating the portfolio manager's compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year unless otherwise indicated.
Matthew Kaufler, Portfolio Manager
Types of Accounts Managed by Matthew Kaufler	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	581/$1.2 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Mathew P. Kaufler is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
For purposes of calculating the annual incentive amount, each mutual fund and institutional or other account managed by the Adviser is categorized as reflecting one of several designated “Strategies.” The annual incentive amount is based on the current calendar year asset-weighted composite IPP of each Strategy, which is measured on a rolling one, three and five calendar year, pre-tax gross total return basis versus the designated peer group of comparable accounts and versus the Strategy's benchmark (i.e., Russell 3000® Value Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Kaufler is responsible in calculating his compensation can vary. The performance of the Strategy to which the Fund is assigned currently (as of July 1, 2016) represents a significant portion of the calculation (but may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant. As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Kaufler may receive additional consideration based on the achievement of specified revenue targets.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Paul Spindler, Portfolio Manager
Types of Accounts Managed by Paul Spindler	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	567/$1.2 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Paul Spindler is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
For purposes of calculating the annual incentive amount, each mutual fund and institutional or other account managed by the Adviser is categorized as reflecting one of several designated “Strategies.” The annual incentive amount is based on the current calendar year asset-weighted composite IPP of each Strategy, which is measured on a rolling one, three and five calendar year, pre-tax gross total return basis versus the designated peer group of comparable accounts and versus the Strategy's benchmark (i.e., Russell 3000® Value Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Spindler is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different peer groups and benchmarks. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Spindler is responsible in calculating his compensation can vary. The performance of the Strategy to which the Fund is assigned currently (as of July 1, 2016) represents a significant portion of the calculation (but may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant. As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Spindler may receive additional consideration based on the achievement of specified revenue targets. The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
July 1, 2016

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453251 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER VSFAX)
CLASS C SHARES (TICKER VSFCX)
CLASS R SHARES (TICKER VSFRX)
INSTITUTIONAL SHARES (TICKER VSFIX)
CLASS R6 SHARES (TICKER VSFSX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
In the section entitled “Who Manages and Provides Services to the Fund,” under the heading entitled “Portfolio Manager Information,” please replace the current language with the following:
“As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts for which the portfolio manager is responsible in calculating the portfolio manager's compensation) and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year unless otherwise indicated.
Stephen Gutch, Portfolio Manager
Types of Accounts Managed by Stephen Gutch	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	3/$1.2 billion
Other Pooled Investment Vehicles	0/$0
Other Accounts	594/$1.4 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $100,001-$500,000.
Stephen K. Gutch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
For purposes of calculating the annual incentive amount, each mutual fund and institutional or other account managed by the Adviser is categorized as reflecting one of several designated “Strategies.” The annual incentive amount is based on the current calendar year asset-weighted composite IPP of each Strategy, which is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the designated peer group of comparable accounts and versus the Strategy's benchmark (i.e., Russell 2000® Value Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Gutch is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different peer groups and benchmarks. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Gutch is responsible in calculating his compensation can vary. The performance of the Strategy to which the Fund is assigned currently (as of July 1, 2016) represents a significant portion of the calculation (but may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant. As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Gutch may receive additional consideration based on the achievement of specified revenue targets.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Types of Accounts Managed by Martin Jarzebowski	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	2/$453.2 million
Other Pooled Investment Vehicles	0/$0
Other Accounts	23/$249.1 million

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: $10,001-$50,000.
Martin Jarzebowski is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
For purposes of calculating the annual incentive amount, each mutual fund and institutional or other account managed by the Adviser is categorized as reflecting one of several designated “Strategies.” The annual incentive amount is based on the current calendar year asset-weighted composite IPP of each Strategy, which is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the designated peer group of comparable accounts and versus the Strategy's benchmark (i.e., Russell 2000® Value Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Jarzebowski is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different peer groups and benchmarks. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Jarzebowski is responsible in calculating his compensation can vary. The performance of the Strategy to which the Fund is assigned currently (as of July 1, 2016) represents a significant portion of the calculation (but may be adjusted periodically). A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant. As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Jarzebowski may receive additional consideration based on the achievement of specified revenue targets.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
July 1, 2016

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453252 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.